Significant events for the years ended December 31, 2021, 2022 and 2023 and subsequent events - Subsequent events (Details) € / shares in Units, € in Thousands		1 Months Ended		121 Months Ended
	Mar. 28, 2024 EUR (€)	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2023 EUR (€) € / shares	Oct. 24, 2023 € / shares	Aug. 20, 2023 EUR (€) € / shares	May 24, 2023 € / shares	Feb. 22, 2023 € / shares	Dec. 31, 2022 € / shares	Sep. 07, 2022 € / shares	Dec. 31, 2021 € / shares	Jul. 27, 2021 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings				€ 125,000
Par value per share (in euro per share) | € / shares				€ 0.01	€ 0.01		€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01
Kreos & Claret financing, tranche B
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maximum borrowing capacity						€ 25,000
Par value per share (in euro per share) | € / shares						€ 1.00
Kreos & Claret financing, tranche B | European Central Bank base rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis						7.50%
Kreos & Claret financing, tranche B | European Central Bank base rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis						2.50%
Kreos & Claret financing, tranche B | European Central Bank base rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis						4.00%
Major share-based transactions | AGA-2024-1
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares) | shares			1,549,125
Major share-based transactions | AGA-2024-1 | Tranche 1
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage			50.00%
Vesting period			2 years
Major share-based transactions | AGA-2024-1 | Tranche 2
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage			25.00%
Vesting period			3 years
Major share-based transactions | AGA-2024-1 | Tranche 3
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage			25.00%
Vesting period			4 years
Major share-based transactions | BSA-2024-1
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments issued (in shares) | shares		77,820
Vesting percentage		25.00%
Vesting period		4 years
Major debt transactions | Kreos & Claret financing, tranche B
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings	€ 25,000